Convertible Debt At Fair Value (Narrative) (Details) - 6.25% Convertible Promissory Note [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 16, 2016
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Principal amount		$ 1,012,000
Conversion price per share		$ 10.00
Maximum ownership percentage of voting stock upon debt conversion		49.00%
Gain (loss) on derivatives and convertible debt	$ (303,000)